Deferred Compensation (Details Narrative) (USD $)	0 Months Ended				3 Months Ended		12 Months Ended		95 Months Ended
	Feb. 28, 2013	Jan. 02, 2013	Nov. 01, 2012	Nov. 01, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013
Common stock issued during the period, shares	150,000	3,000,000	500,000	200,000			975,000
Common stock, per share		$ 0.10	$ 0.10	$ 0.10			$ 0.10
Proceeds from issuance of common stock						$ 3,000	$ 97,500		$ 105,500
Fair value of common stock issued during period	15,000	300,000	50,000	20,000
Deferred compensation					272,785		318,791		272,785
Consulting fees					39,894		40,792		114,186
November 1, 2012 [Member]
Mineral exploration costs					6,112		10,417
Deferred compensation					33,471		39,583		33,471
November 1, 2012 [Member]
Deferred compensation					13,388		15,834		13,388
Consulting fees					2,446		4,166
January 1, 2013 [Member]
Deferred compensation					225,926		263,374		225,926
Consulting fees					$ 37,448		$ 36,626